Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 134,121,398
Dividends	33,669,153
Total investment income	167,790,551
Interest income on notes receivable from plan participants	1,424,483
Contributions:
Participants	74,705,929
Employer	38,208,433
Rollovers	7,721,294
Total contributions	120,635,656
Total additions	289,850,690
Deductions to net assets available for benefits attributed to:
Benefits paid to participants	106,927,139
Administrative expenses	1,057,576
Total deductions	107,984,715
Net increase in net assets available for benefits	181,865,975
Net assets available for benefits at beginning of year	735,745,003
Net assets available for benefits at end of year	$ 917,610,978